Consolidated statements of operations (Parenthetical) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation		€ 15,100	€ 19,900	€ 20,700
Amortization of intangible assets	[1]	373	1,685	1,684
Cost of revenue
Share-based compensation		243	269	184
Related party expense		(32)	44	59
Selling and marketing
Share-based compensation		1,169	2,359	3,273
Related party expense		133	263	42
Technology and content
Share-based compensation		3,808	5,978	5,260
Related party expense		97	465	700
General and administrative
Share-based compensation		9,859	11,285	11,985
Related party expense		31	43	9
Internal use software costs
Amortization of intangible assets		4,600	4,300	3,000
Internal use software costs | Selling and marketing
Amortization of intangible assets		188	360	0
Internal use software costs | Technology and content
Amortization of intangible assets		3,926	3,239	2,214
Internal use software costs | General and administrative
Amortization of intangible assets		491	656	785
Acquired technology
Amortization of intangible assets		€ 84	€ 143	€ 278

[1]	Includes depreciation and amortization as follows:

	Year ended December 31,
	2018	2019	2020
Amortization of internal use software costs included in selling and marketing	—	360	188
Amortization of acquired technology included in amortization of intangible assets	278	143	84
Amortization of internal use software and website development costs included in technology and content	2,214	3,239	3,926
Amortization of internal use software costs included in general and administrative	785	656	491